Risk/Return Detail Data - VIPFreedomFunds-InitialServiceService2ComboPRO	Apr. 29, 2023 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund V
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2055 Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Freedom 2055 Portfolio℠ /Initial Class, Service Class, and Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Freedom 2055 Portfolio℠ seeks high total return with a
Objective, Secondary [Text Block]	secondary objective of principal preservation as the fund approaches its target date and beyond.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 58 % of the average value of its portfolio.
Portfolio Turnover, Rate	58.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds). Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the VIP Freedom Income PortfolioSM, approximately 10 to 19 years after the year 2055. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds. Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective. As of January 1, 2023, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 54% International Equity Funds 36% International Bond Funds 1% U.S. Investment Grade Bond Funds 4% Long-Term Treasury Bond Funds 5% Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class. The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Designed for investors who anticipate retiring in or within a few years of 2055 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches VIP Freedom Income Portfolio's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with VIP Freedom Income Portfolio SM , without shareholder approval, and the fund's shareholders will become shareholders of VIP Freedom Income Portfolio SM .
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date. Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses. Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease. Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company. Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Annual Return, Inception Date	Apr. 11, 2019
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	18.43%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(18.84%)
Performance Table Heading	Average Annual Returns
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2055 Portfolio | VIP Freedom 2055 Portfolio - Service Class 2
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.63%
Total annual operating expenses	0.88%	[1]
1 year	$ 90
3 years	281
5 years	488
10 years	$ 1,084
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2055 Portfolio | VIP Freedom 2055 Portfolio - Service Class
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none
Acquired fund fees and expenses	0.63%
Total annual operating expenses	0.73%	[1]
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2055 Portfolio | VIP Freedom 2055 Portfolio - Initial Class
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.63%
Total annual operating expenses	0.63%	[1]
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786
2020	19.28%
2021	17.79%
2022	(18.26%)
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2055 Portfolio | Return Before Taxes | VIP Freedom 2055 Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	(18.46%)
Since Inception	6.69%	[2]
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2055 Portfolio | Return Before Taxes | VIP Freedom 2055 Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	(18.36%)
Since Inception	6.84%	[3]
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2055 Portfolio | Return Before Taxes | VIP Freedom 2055 Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	(18.26%)
Since Inception	6.95%	[4]
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2055 Portfolio | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	(18.11%)
Since Inception	9.78%
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2055 Portfolio | IXWG1
Risk/Return:
Label	Fidelity VIP Freedom 2055 Composite Index℠
Past 1 year	(18.14%)
Since Inception	5.66%

[1]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]	C From April 11, 2019
[3]	B From April 11, 2019
[4]	A From April 11, 2019